COMMITMENTS AND CONTINGENCIES - Convertible Note (Details) - Convertible Notes	Oct. 16, 2014 USD ($) item $ / shares shares	Dec. 31, 2016	Dec. 31, 2015
Debt
Issuance of Convertible Debt | $	$ 5,550,000
Warrant term	2 years
Warrant to purchase (in shares) | shares	129,499
Conversion price (in dollars per share)	$ 7.50
Exercise price (in dollars per share)	$ 8.25
Interest rate (as a percent)		11.00%	11.00%
Trading days for conversion feature	4 days
Trading days	8 days
Number of convertible note holder to whom repayment happened | item	1
Minimum
Debt
Minimum common stock trade price for convertible debt conversion	$ 27.00